ACCRUED LIABILITIES AND OTHER PAYABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
ACCRUED LIABILITIES AND OTHER PAYABLES
ACCRUED LIABILITIES AND OTHER PAYABLES
7	ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities consisted of the following as of June 30, 2014 and December 31, 2013:

	June 30, 2014	December 31, 2013
Short-term
Payroll liabilities	$75,104	$55,918
Accrued Royalties	1,758	1,758
License fees payable	150,000	-
Deferred Revenues payable on contract cancellation	100,000	-
Other	1,727	2,417
	328,589	60,093
Long-term
License fees payable	200,000	-

Total Accrued Liabilities and other payables	$528,589	$60,093

ACCRUED LIABILITIES.
6	ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of December 31, 2013 and December 31, 2012:

	December 31, 2013	December 31, 2012

Payroll liabilities	$55,918	$-
Accrued Royalties	1,758	-
Other	2,417	100
	$60,093	$100